INTERIM CONDENSED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 406	$ 1,316
Trade receivables from related parties containing provisional pricing features		9,052
Other receivables	1,648	3,180
Inventories	21,415	23,039
Prepaid expenses	1,962	3,422
Current assets	25,431	40,009
Non-current assets
Property, plant and equipment, net	423,910	422,226
Intangible assets, net	721	747
Inventories	334	354
Prepaid expenses	56	57
Other assets		57
Non-current assets	425,021	423,384
Total assets	450,452	463,393
Current liabilities
Trade payables	10,734	21,139
Trade payables to related parties	1,720	799
Other payables	6,483	6,560
Lease liabilities	568	848
Provisions	11,870	13,790
Current liabilities	31,375	43,136
Non-current liabilities
Lease liabilities	67	128
Provisions	44,600	44,408
Deferred tax liabilities	10,108	8,750
Non-current liabilities	54,775	53,286
Total liabilities	86,150	96,422
Net assets	364,302	366,971
Equity
Share capital		0
Retained earnings	209,606	204,504
Parent net investment	154,696	162,467
Total equity	$ 364,302	$ 366,971